REVENUE RECOGNITION - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred revenue			$ 7.8	$ 6.9
Major Customer | Customer Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.30%	17.80%	11.00%	21.00%
Major Customer | Customer Concentration Risk | Accounts Receivable Member
Disaggregation of Revenue [Line Items]
Concentration risk percentage			16.00%	30.00%